Schedule of investments
Delaware Ivy VIP Small Cap Growth
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.28%
Communication Services — 1.54%
Iridium Communications	52,902	$ 3,276,221
		3,276,221
Consumer Discretionary — 15.37%
Boot Barn Holdings †	40,228	3,083,074
Fox Factory Holding †	39,007	4,734,280
Marriott Vacations Worldwide	30,819	4,156,250
Monarch Casino & Resort	46,419	3,441,969
Red Rock Resorts Class A	117,057	5,217,230
Texas Roadhouse	43,453	4,695,531
Visteon †	28,254	4,431,075
Wingstop	15,944	2,927,000
		32,686,409
Consumer Staples — 4.01%
BJ's Wholesale Club Holdings †	60,140	4,574,850
Duckhorn Portfolio †	107,903	1,715,658
MGP Ingredients	23,145	2,238,584
		8,529,092
Energy — 4.47%
Cactus Class A	85,306	3,517,167
Liberty Energy	116,336	1,490,264
SM Energy	36,851	1,037,724
Weatherford International †	58,440	3,468,414
		9,513,569
Financials — 4.53%
Houlihan Lokey	33,709	2,949,200
Kinsale Capital Group	16,433	4,932,365
Seacoast Banking	73,589	1,744,059
		9,625,624
Healthcare — 20.65%
Acadia Healthcare †	45,277	3,271,263
Axonics †	30,914	1,686,668
CryoPort †	136,035	3,264,840
Cytek Biosciences †	159,455	1,465,392
Evolent Health Class A †	116,156	3,769,262
Halozyme Therapeutics †	57,063	2,179,236
Harmony Biosciences Holdings †	76,152	2,486,363
Inmode †	112,639	3,599,942
Insmed †	81,088	1,382,550
Pacira BioSciences †	70,146	2,862,658
Penumbra †	10,115	2,818,949
Privia Health Group †	107,219	2,960,317
Progyny †	127,537	4,096,489
PTC Therapeutics †	24,738	1,198,309
R1 RCM †	85,577	1,283,655
TransMedics Group †	34,453	2,609,126
Vericel †	101,476	2,975,276
		43,910,295
Industrials — 18.29%
AAON	26,850	2,596,126
Casella Waste Systems Class A †	30,777	2,544,027
CBIZ †	64,176	3,176,070
Chart Industries †	8,968	1,124,587
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Clean Harbors †	34,041	$ 4,852,885
EnerSys	48,628	4,224,801
Federal Signal	20,998	1,138,302
Kirby †	48,260	3,363,722
Parsons †	49,757	2,226,128
RBC Bearings †	10,875	2,530,939
Saia †	10,992	2,990,703
Shoals Technologies Group Class A †	140,211	3,195,409
SiteOne Landscape Supply †	13,907	1,903,451
Valmont Industries	9,479	3,026,455
		38,893,605
Information Technology — 25.81%
Allegro MicroSystems †	161,245	7,738,148
Belden	23,963	2,079,269
Box Class A †	108,207	2,898,866
Calix †	39,905	2,138,509
CyberArk Software †	32,540	4,815,269
DoubleVerify Holdings †	156,598	4,721,430
Five9 †	8,249	596,320
Globant †	5,879	964,215
Instructure Holdings †	91,543	2,370,964
Jamf Holding †	64,774	1,257,911
Onto Innovation †	22,070	1,939,512
Paycor HCM †	165,093	4,378,266
Power Integrations	24,505	2,074,103
Shift4 Payments Class A †	54,045	4,096,611
Silicon Laboratories †	7,853	1,374,982
Smartsheet Class A †	77,090	3,684,902
Sprout Social Class A †	63,504	3,866,123
Tenable Holdings †	81,916	3,891,829
		54,887,229
Materials — 1.84%
ATI †	99,040	3,908,118
		3,908,118
Real Estate — 0.77%
Ryman Hospitality Properties	18,387	1,649,865
		1,649,865
Total Common Stocks (cost $212,653,106)		206,880,027

Short-Term Investments — 2.73%
Money Market Mutual Funds — 2.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	1,451,297	1,451,297
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	1,451,297	1,451,297
NQ-IV097 [3/23] 5/23 (2913037)    1

Schedule of investments
Delaware Ivy VIP Small Cap Growth   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	1,451,298	$ 1,451,298
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	1,451,298	1,451,298
Total Short-Term Investments (cost $5,805,190)		5,805,190

Total Value of Securities—100.01% (cost $218,458,296)		212,685,217
Liabilities Net of Receivables and Other Assets—(0.01%)		(30,489)
Net Assets Applicable to 32,536,976 Shares Outstanding—100.00%		$212,654,728

†	Non-income producing security.

2    NQ-IV097 [3/23] 5/23 (2913037)